OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of other non-current assets:
Operating lease right-of-use-assets	$ 3,443	$ 3,918	$ 900
Investment	1,580	884
Other	16	13
Other non-current assets	12,715	10,793
Armada Technologies Limited
Components of other non-current assets:
Investment	1,600	900
Interest rate swap
Components of other non-current assets:
Market-to-market asset on interest rate swaps	$ 7,676	$ 5,978